Distillate International Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 98.7%
		Australia - 4.1%
54,659		Aurizon Holdings, Ltd.	$138,692
47,574		Evolution Mining, Ltd.	140,430
7,509		Magellan Financial Group, Ltd.	115,958
24,305		Northern Star Resources, Ltd.	166,284
7,528		Sonic Healthcare, Ltd.	255,217
52,033		Tabcorp Holdings, Ltd.	189,910
			1,006,491
		Brazil - 2.4%
24,402		Cia de Saneamento Basico do Estado de Sao Paulo	175,940
40,006		JBS SA	272,141
31,865		Lojas Renner SA	140,045
			588,126
		Canada - 8.7%
3,442		Agnico Eagle Mines, Ltd.	182,908
6,780		Alimentation Couche-Tard, Inc.	284,479
34,542		B2Gold Corporation	135,750
2,621		CGI, Inc. (a)	232,086
4,929		Kirkland Lake Gold, Ltd.	206,771
3,378		Magna International, Inc.	273,415
4,315		Open Text Corporation	205,100
1,808		TFI International, Inc.	203,064
5,990		Tourmaline Oil Corporation	193,668
4,959		Wheaton Precious Metals Corporation	213,098
			2,130,339
		China - 8.6%
59,000		Anhui Conch Cement Company, Ltd. - H Shares	294,762
14,500		Autohome, Inc. - Class A (a)	104,803
17,300		Baidu, Inc. - Class A (a)	320,868
95,000		China Feihe, Ltd.	127,458
2,820,000		China Tower Corporation, Ltd. - H Shares	311,071
28,500		Hengan International Group Company, Ltd.	146,772
16,400		NetEase, Inc.	331,311
120,000		Weichai Power Company, Ltd. - H Shares	234,881
198,000		Zijin Mining Group Company, Ltd. - H Shares	235,681
			2,107,607
		Czech - 0.8%
24,746		Avast plc	203,516
		Denmark - 0.9%
1,844		Pandora AS	229,899
		France - 7.8%
1,544		Arkema SA	217,461
1,422		Capgemini SE	348,486
1,490		Cie Generale des Etablissements Michelin SCA	244,253
2,451		Legrand SA	286,812
3,248		Publicis Groupe SA	218,663
2,167		Schneider Electric SE	424,997
5,391		Valeo	162,953
			1,903,625
		Germany - 0.5%
9,790		TeamViewer AG (a)	131,595
		Hong Kong - 2.6%
244,000		Kunlun Energy Company, Ltd.	228,780
60,000		SITC International Holdings Company, Ltd.	217,026
80,000		Xinyi Glass Holdings Ltd.	200,095
			645,901
		Indonesia - 1.2%
998,200		Telkom Indonesia Persero Tbk PT	282,949
		Ireland - 0.8%
2,272		DCC plc	186,177
		Italy - 0.9%
3,292		Recordati Industria Chimica e Farmaceutica SpA	211,518
		Japan - 16.9%
7,400		Ajinomoto Company, Inc.	224,721
16,800		Astellas Pharma, Inc.	272,888
5,900		Bridgestone Corporation	253,564
10,200		CyberAgent, Inc.	169,535
3,300		Kao Corporation	172,487
12,600		KDDI Corporation	367,863
3,900		Koito Manufacturing Company, Ltd.	206,252
7,500		MINEBEA MITSUMI, Inc.	212,648
3,500		Murata Manufacturing Company, Ltd.	278,316
12,100		Nexon Company, Ltd.	233,688
20,300		Nippon Telegraph & Telephone Corporation	555,295
3,100		Nissan Chemical Corporation	179,827
3,800		Otsuka Corporation	181,165
7,400		Pigeon Corporation	141,246
3,300		Secom Company, Ltd.	228,855
3,700		Shionogi & Company, Ltd.	261,061
3,700		Yakult Honsha Company, Ltd.	192,784
			4,132,195
		Mexico - 1.6%
86,843		Grupo Mexico SAB de CV - Series B	378,774
		Netherlands - 3.3%
2,639		BE Semiconductor Industries NV	225,141
8,675		Koninklijke Ahold Delhaize NV	297,289
2,358		Wolters Kluwer NV	277,806
			800,236
		Norway - 1.7%
5,808		Aker BP ASA	178,884
15,134		Telenor ASA	237,866
			416,750
		Republic of Korea - 8.7%
1,011		Hyundai Glovis Company, Ltd.	142,879
3,301		Kakao Games Corporation (a)	252,695
1,019		LG Innotek Company, Ltd.	312,022
16,987		LG Uplus Corporation	194,341
403		NCSoft Corporation	217,984
2,290		Samsung C&T Corporation	229,241
471		Samsung Electronics Company, Ltd. - GDR	776,679
			2,125,841
		Spain - 1.3%
9,653		Industria de Diseno Textil SA	313,186
		Sweden - 8.4%
6,238		Alfa Laval AB	251,067
8,618		Assa Abloy AB - Class B	262,904
4,880		Boliden AB	188,649
21,623		Embracer Group AB (a)	230,491
6,831		Essity AB - Class B	222,875
15,621		H & M Hennes & Mauritz AB - Class B	307,249
6,864		Lundin Energy AB	246,013
6,531		SKF AB - Class B	154,730
23,613		Swedish Match AB	187,833
			2,051,811
		Switzerland - 4.7%
2,699		Cie Financiere Richemont SA	405,672
14,108		Roche Holding AG - ADR	729,242
			1,134,914
		Taiwan - 1.9%
55,000		ASE Technology Holding Company, Ltd.	211,714
24,000		Delta Electronics, Inc.	238,551
			450,265
		Thailand - 1.9%
32,300		Advanced Info Service pcl - NVDR	222,392
217,100		PTT pcl - NVDR	246,963
			469,355
		United Kingdom - 9.0%
9,085		Associated British Foods plc	247,087
5,828		Bunzl plc	227,733
7,957		Burberry Group plc	195,878
35,705		DS Smith plc	185,607
72,075		JD Sports Fashion plc	212,620
7,826		Mondi plc	193,554
1,972		Next plc	217,683
28,748		Royal Mail plc	197,024
9,782		Unilever plc - ADR	526,174
			2,203,360
		TOTAL COMMON STOCKS (Cost $23,564,080)	24,104,430

		PREFERRED STOCKS - 0.8%
		Germany - 0.8%
2,264		Henkel AG & Company KGaA	183,159
		TOTAL PREFERRED STOCKS (Cost $240,010)	183,159

		SHORT-TERM INVESTMENTS - 0.3%
66,496		First American Government Obligations Fund - Class X, 0.03% (b)	66,496
		TOTAL SHORT-TERM INVESTMENTS (Cost $66,496)	66,496
		TOTAL INVESTMENTS - 99.8% (Cost $23,870,586)	24,354,085
		Other Assets in Excess of Liabilities - 0.2%	57,679
		NET ASSETS - 100.0%	$24,411,764

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	GDR	Global Depositary Receipt.
	NVDR	Non-voting Depositary Receipt.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of December 31, 2021.

Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,104,430	$-	$-	$24,104,430
Preferred Stocks	183,159	-	-	183,159
Short-Term Investments	66,496	-	-	66,496
Total Investments in Securities	$24,354,085	$-	$-	$24,354,085
^ See Schedule of Investments for breakout of investments by country classifications.

For the period ended December 31, 2021, the Fund did not recognize any transfers to or from Level 3.